Consolidated Statements of Comprehensive Income (Unaudited) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Net loss	$ (173.3)	$ (44.1)
Net change in unrealized losses on available-for-sale securities (net of respective net tax benefits of $0.1 and $1.1)
Net change in unrealized losses on available-for-sale securities (net of respective net tax benefits of $0.1 and $1.1)	(0.2)	(1.8)
Net unrealized (losses) gains on cash flow hedges (net of respective net tax (benefit) provision of ($1.2) and $68.9)
(Decrease) increase in fair value of cash flow hedges	(149.7)	116.2
Reclassification for realized losses included in net loss	94.0	5.6
Net unrealized (losses) gains on cash flow hedges	(55.7)	121.8
Postretirement plans and workers' compensation obligations (net of respective net tax benefits of $0.0 and $6.2)
Prior service cost for the period	0.0	(17.4)
Amortization of actuarial loss and prior service cost included in net loss	12.6	6.8
Postretirement plans and workers' compensation obligations	12.6	(10.6)
Foreign currency translation adjustment	(27.4)	16.5
Other comprehensive (loss) income, net of income taxes	(70.7)	125.9
Comprehensive (loss) income	(244.0)	81.8
Less: Comprehensive income attributable to noncontrolling interests	3.3	4.4
Comprehensive (loss) income attributable to common stockholders	$ (247.3)	$ 77.4